Income Taxes - Summary of Unrecognized Temporary Differences (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unrecognized temporary differences	$ 30,041	$ 12,698
Losses Carried Forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unrecognized temporary differences	$ 30,041	2,792
Intangibles Assets and Fixed Asset
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unrecognized temporary differences		$ 9,906